Trade and other current receivables - Summary of Trade and Other Current Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Trade receivables	€ 4,852	€ 4,227
Prepayments and accrued income	1,369	506
Other receivables	1,125	1,278
Trade and other current receivables	€ 7,346	€ 6,011